Cash and cash equivalents - Summary of cash and cash equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 1,889	$ 1,344
Money market funds, reverse repurchase agreements and other cash equivalents	4,886	11,463
Balance per Group balance sheet	6,775	12,807
Bank overdrafts repayable on demand (unsecured)	(1)	(2)
Balance per Group cash flow statement	$ 6,774	$ 12,805	$ 10,381	$ 8,027